Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Reconciliation of cash and cash equivalents and restricted cash
	December 31, 2018	December 31, 2017
Reconciliation of cash and cash equivalents and restricted cash:
Current assets:
Cash and cash equivalents	16,958	14,221
Restricted cash	1,934	280

Total cash and cash equivalents and restricted cash	$18,892	$14,501

Subsidiaries included in the consolidation
Company Name	Nature	Effective Ownership Interest	Country of Incorporation	Statements of Operations
				2018	2017
Navios Maritime Containers L.P.	Holding Company	—	Marshall Is.	01/01—12/31	04/28—12/31
Navios Partners Containers Finance Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	06/07—12/31
Navios Partners Containers Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	06/07—12/31
Olympia II Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	06/07—12/31
Pingel Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	06/07—12/31
Ebba Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	06/07—12/31
Clan Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	06/07—12/31
Sui An Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	06/07—12/31
Bertyl Ventures Co.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	07/12—12/31
Silvanus Marine Company	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	07/12—12/31
Anthimar Marine Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	07/17—12/31
Enplo Shipping Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	07/17—12/31
Morven Chartering Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	07/25—12/31
Rodman Maritime Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	08/03—12/31
Isolde Shipping Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	08/03—12/31
Velour Management Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	08/03—12/31
Evian Shiptrade Ltd.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—12/31	08/03—12/31
Boheme Navigation Company	Sub—Holding Company	100%	Marshall Is.	01/01—12/31	09/27—12/31
Theros Ventures Limited	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	11/07—12/31
Legato Shipholding Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	11/09—12/31
Inastros Maritime Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	11/23—12/31
Zoner Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	11/24—12/31
Jasmer Shipholding Ltd.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	12/05—12/31
Thetida Marine Co.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	12/08—12/31
Jaspero Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	12/12—12/31
Peran Maritime Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—12/31	12/28—12/31
Nefeli Navigation S.A.	Vessel Owning Company	100%	Marshall Is.	03/13—12/31	—
Fairy Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	07/02—12/31	—
Limestone Shipping Corporation	Vessel Owning Company	100%	Marshall Is.	07/02—12/31	—
Crayon Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	05/31—12/31	—
Chernava Marine Corp.	Vessel Owning Company	100%	Marshall Is.	05/14—12/31	—
Proteus Shiptrade S.A	Vessel Owning Company	100%	Marshall Is.	05/14—12/31	—
Vythos Marine Corp.	Operating Company	100%	Marshall Is.	05/31—12/31	—
Iliada Shipping S.A.	Operating Company	100%	Marshall Is.	05/31—12/31	—
Vinetree Marine Company	Operating Company	100%	Marshall Is.	04/04—12/31	—
Afros Maritime Inc.	Operating Company	100%	Marshall Is.	05/31—12/31	—

(1) Currently, vessel-operating company under the sale and leaseback transaction.